Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Contractual Obligation	¥ 85,000	¥ 126,250
Office Building [Member]
Commitments and Contingencies [Line Items]
Total capital commitments contracted		¥ 292,116
Relating To On Going Investigation Regarding The Source Of Funding [Member]
Commitments and Contingencies [Line Items]
Loss contingency accrual during the period value	¥ 92,900